Organization - Schedule of Assets, Liabilities, and Cash Flows of VIEs (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 VIEs [Member] USD ($)	Dec. 31, 2014 VIEs [Member] CNY	Dec. 31, 2013 VIEs [Member] CNY	Dec. 31, 2012 VIEs [Member] CNY
Variable Interest Entity [Line Items]
Current assets	$ 586,785	3,640,766	1,899,265		$ 103,044	639,347	577,529
Non-current assets	263,958	1,637,749	1,613,685		259,852	1,612,276	1,606,709
Total assets	850,743	5,278,515	3,512,950		362,896	2,251,623	2,184,238
Current liabilities	174,173	1,080,657	789,818		80,297	498,209	493,710
Non-current liabilities	85,812	532,435	510,768		4,334	26,889	33,069
Total liabilities	259,985	1,613,092	1,300,586		84,631	525,098	526,779
Net assets					278,265	1,726,525	1,657,459
Net revenues	343,769	2,132,949	1,216,548	732,520	237,469	1,473,401	1,216,410	729,961
Net (loss)/income	120,665	748,680	456,162	212,881	9,244	57,358	28,170	(7,790)
Net cash generated from operating activities	164,998	1,023,743	593,893	279,515	16,504	102,403	29,925	27,633
Net cash used in investing activities	(283,582)	(1,759,517)	(45,943)	(27,734)	(5,443)	(33,773)	(38,100)	(24,865)
Net cash generated from financing activities	$ 104,342	647,396	169,298	(44,910)	$ 0	0	0	0